Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	February 2007 Financing [Member]	April 2010 Financing [Member]	Warrant [Member]	Settlement of Advances [Member]	Initial Public Offering [Member]	Other [Member]	Series A Special Warrants [Member]	Rights [Member]	Oxiquant [Member]	Consultants [Member]	Financing Warrant [Member]	Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Nonredeemable Preferred Stock [Member]	Private Placement [Member]	Private Placement [Member] December 2004 Placement [Member]	Private Placement [Member] May 2004 Placement [Member]	Private Placement [Member] July 2005 Placement [Member]	Private Placement [Member] May 2006 Placement [Member]	Employees [Member]	Cadherin Biomedical Inc. [Member]	Common Stock [Member]	Common Stock [Member] February 2007 Financing [Member]	Common Stock [Member] April 2010 Financing [Member]	Common Stock [Member] Warrant [Member]	Common Stock [Member] Settlement of Advances [Member]	Common Stock [Member] Initial Public Offering [Member]	Common Stock [Member] Other [Member]	Common Stock [Member] Series A Special Warrants [Member]	Common Stock [Member] Rights [Member]	Common Stock [Member] Oxiquant [Member]	Common Stock [Member] Consultants [Member]	Common Stock [Member] Financing Warrant [Member]	Common Stock [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Common Stock [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Common Stock [Member] Nonredeemable Preferred Stock [Member]	Common Stock [Member] Private Placement [Member] December 2004 Placement [Member]	Common Stock [Member] Private Placement [Member] May 2004 Placement [Member]	Common Stock [Member] Private Placement [Member] July 2005 Placement [Member]	Common Stock [Member] Private Placement [Member] May 2006 Placement [Member]	Common Stock [Member] Employees [Member]	Common Stock [Member] Cadherin Biomedical Inc. [Member]	Non-redeemable Preferred Stock of Subsidiary [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] February 2007 Financing [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] April 2010 Financing [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Warrant [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Settlement of Advances [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Initial Public Offering [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Other [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Series A Special Warrants [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Rights [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Oxiquant [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Consultants [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Financing Warrant [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Nonredeemable Preferred Stock [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Private Placement [Member] December 2004 Placement [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Private Placement [Member] May 2004 Placement [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Private Placement [Member] July 2005 Placement [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Private Placement [Member] May 2006 Placement [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Employees [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Cadherin Biomedical Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] February 2007 Financing [Member]	Additional Paid-in Capital [Member] April 2010 Financing [Member]	Additional Paid-in Capital [Member] Warrant [Member]	Additional Paid-in Capital [Member] Settlement of Advances [Member]	Additional Paid-in Capital [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member] Other [Member]	Additional Paid-in Capital [Member] Series A Special Warrants [Member]	Additional Paid-in Capital [Member] Rights [Member]	Additional Paid-in Capital [Member] Oxiquant [Member]	Additional Paid-in Capital [Member] Consultants [Member]	Additional Paid-in Capital [Member] Financing Warrant [Member]	Additional Paid-in Capital [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Additional Paid-in Capital [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Additional Paid-in Capital [Member] Nonredeemable Preferred Stock [Member]	Additional Paid-in Capital [Member] Private Placement [Member] December 2004 Placement [Member]	Additional Paid-in Capital [Member] Private Placement [Member] May 2004 Placement [Member]	Additional Paid-in Capital [Member] Private Placement [Member] July 2005 Placement [Member]	Additional Paid-in Capital [Member] Private Placement [Member] May 2006 Placement [Member]	Additional Paid-in Capital [Member] Employees [Member]	Additional Paid-in Capital [Member] Cadherin Biomedical Inc. [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] February 2007 Financing [Member]	Accumulated Other Comprehensive Income [Member] April 2010 Financing [Member]	Accumulated Other Comprehensive Income [Member] Warrant [Member]	Accumulated Other Comprehensive Income [Member] Settlement of Advances [Member]	Accumulated Other Comprehensive Income [Member] Initial Public Offering [Member]	Accumulated Other Comprehensive Income [Member] Other [Member]	Accumulated Other Comprehensive Income [Member] Series A Special Warrants [Member]	Accumulated Other Comprehensive Income [Member] Rights [Member]	Accumulated Other Comprehensive Income [Member] Oxiquant [Member]	Accumulated Other Comprehensive Income [Member] Consultants [Member]	Accumulated Other Comprehensive Income [Member] Financing Warrant [Member]	Accumulated Other Comprehensive Income [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Accumulated Other Comprehensive Income [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Accumulated Other Comprehensive Income [Member] Nonredeemable Preferred Stock [Member]	Accumulated Other Comprehensive Income [Member] Private Placement [Member] December 2004 Placement [Member]	Accumulated Other Comprehensive Income [Member] Private Placement [Member] May 2004 Placement [Member]	Accumulated Other Comprehensive Income [Member] Private Placement [Member] July 2005 Placement [Member]	Accumulated Other Comprehensive Income [Member] Private Placement [Member] May 2006 Placement [Member]	Accumulated Other Comprehensive Income [Member] Employees [Member]	Accumulated Other Comprehensive Income [Member] Cadherin Biomedical Inc. [Member]	Deficit Accumulated During Development Stage [Member]	Deficit Accumulated During Development Stage [Member] February 2007 Financing [Member]	Deficit Accumulated During Development Stage [Member] April 2010 Financing [Member]	Deficit Accumulated During Development Stage [Member] Warrant [Member]	Deficit Accumulated During Development Stage [Member] Settlement of Advances [Member]	Deficit Accumulated During Development Stage [Member] Initial Public Offering [Member]	Deficit Accumulated During Development Stage [Member] Other [Member]	Deficit Accumulated During Development Stage [Member] Series A Special Warrants [Member]	Deficit Accumulated During Development Stage [Member] Rights [Member]	Deficit Accumulated During Development Stage [Member] Oxiquant [Member]	Deficit Accumulated During Development Stage [Member] Consultants [Member]	Deficit Accumulated During Development Stage [Member] Financing Warrant [Member]	Deficit Accumulated During Development Stage [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Deficit Accumulated During Development Stage [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Deficit Accumulated During Development Stage [Member] Nonredeemable Preferred Stock [Member]	Deficit Accumulated During Development Stage [Member] Private Placement [Member] December 2004 Placement [Member]	Deficit Accumulated During Development Stage [Member] Private Placement [Member] May 2004 Placement [Member]	Deficit Accumulated During Development Stage [Member] Private Placement [Member] July 2005 Placement [Member]	Deficit Accumulated During Development Stage [Member] Private Placement [Member] May 2006 Placement [Member]	Deficit Accumulated During Development Stage [Member] Employees [Member]	Deficit Accumulated During Development Stage [Member] Cadherin Biomedical Inc. [Member]
Beginning Balance at Sep. 02, 1996	$ 0																						$ 0																					$ 0																					$ 0																					$ 0																					$ 0
Beginning Balance (in shares) at Sep. 02, 1996																							0
Issuance of stock (in shares)																							89,000
Issuance of stock	0																						0																					0																					0																					0																					0
Net (loss) income	(37)																						0																					0																					0																					0																					(37)
Ending Balance at Jun. 23, 1997	(37)																						0																					0																					0																					0																					(37)
Ending Balance (in shares) at Jun. 23, 1997																							89,000
Beginning Balance at Jun. 30, 1997	(37)																						0																					0																					0																					0																					(37)
Beginning Balance (in shares) at Jun. 30, 1997																							89,000
Net (loss) income	(398)																						0																					0																					0																					0																					(398)
Ending Balance at Jun. 30, 1998	(435)																						0																					0																					0																					0																					(435)
Ending Balance (in shares) at Jun. 30, 1998																							89,000
Exchange of Adherex Inc. shares for Adherex Technologies Inc. shares (in shares)																							89,000
Exchange of Adherex Inc. shares for Adherex Technologies Inc. shares	0																						0																					0																					0																					0																					0
Issuance of stock (in shares)																							239,000
Issuance of stock																							1,615																					0																					0																					0																					0
Cumulative translation adjustment	20																						0																					0																					0																					20																					0
Net (loss) income	(958)																						0																					0																					0																					0																					(958)
Ending Balance at Jun. 30, 1999	242																						1,615																					0																					0																					20																					(1,393)
Ending Balance (in shares) at Jun. 30, 1999																							239,000
Issuance of warrants (in shares)																										0
Issuance of warrants				255																						0																					0																					255																					0																					0
Issuance of stock (in shares)																							16,000				16,000
Issuance of stock					175																		793				175																	0				0																	0				0																	0				0																	0				0
Issuance of equity rights	171																						0																					0																					171																					0																					0
Cancellation of common stock (in shares)																											(7,000)
Cancellation of common stock					0																						0																					0																					0																					0																					0
Cumulative translation adjustment	16																						0																					0																					0																					16																					0
Net (loss) income	(1,605)																						0																					0																					0																					0																					(1,605)
Ending Balance at Jun. 30, 2000	47																						2,583																					0																					426																					36																					(2,998)
Ending Balance (in shares) at Jun. 30, 2000																							264,000
Issuance of warrants (in shares)																														0
Issuance of warrants				1,722				4,335																		0				0																	0				0																	1,722				4,335																	0				0																	0				0
Other (in shares)																													5,000
Other							341																						341																					0																					0																					0																					0
Issuance of stock (in shares)																												74,000
Issuance of stock						5,689																						5,727																					0																					0																					0																					(38)
Conversion of convertible securities (in shares)																										30,000				69,000	4,000
Conversion of convertible securities				0				0	0																	1,977				4,335	171																0				0	0																(1,977)				(4,335)	(171)																0				0	0																0				0	0
Cumulative translation adjustment	182																						0																					0																					0																					182																					0
Net (loss) income	(2,524)																						0																					0																					0																					0																					(2,524)
Ending Balance at Jun. 30, 2001	9,792																						15,134																					0																					0																					218																					(5,560)
Ending Balance (in shares) at Jun. 30, 2001																							446,000
Cumulative translation adjustment	11																						0																					0																					0																					11																					0
Net (loss) income	(3,732)																						0																					0																					0																																										(3,732)
Ending Balance at Jun. 30, 2002	6,071																						15,134																					0																					0																					229																					(9,292)
Ending Balance (in shares) at Jun. 30, 2002																							446,000
Issuance of warrants (in shares)																																		0
Issuance of warrants												53																						0																					0																					53																					0																					0
Stock options issued											4																						0																					0																					4																					0																					0
Stock Issued for Acquisitions (in shares)																																446,000
Stock Issued for Acquisitions										11,620																						11,077																					0																					543																					0																					0
Equity component of convertible notes	1,058																						0																					0																					1,058																					0																					0
Exercise of stock options (in shares)																							1,000
Exercise of stock options	4																						4																					0																					0																					0																					0
Distribution to shareholders	(158)																						0																					0																					0																					0																					(158)
Stated capital reduction	0																						(9,489)																					0																					9,489																					0																					0
Cumulative translation adjustment	(159)																						0																					0																					0																					(159)																					0
Net (loss) income	(17,795)																						0																					0																					0																					0																					(17,795)
Ending Balance at Jun. 30, 2003	698																						16,726																					0																					11,147																					70																					(27,245)
Ending Balance (in shares) at Jun. 30, 2003																							893,000
Repricing of warrants related to financing (in shares)																							0
Repricing of warrants related to financing	18																						0																					0																					18																					0																					0
Issuance of warrants (in shares)																																		0
Issuance of warrants												54																						0																					0																					54																					0																					0
Stock options issued											148																						0																					0																					148																					0																					0
Equity component of convertible notes	1,983																						0																					0																					1,983																					0																					0
Issuance of stock (in shares)																																					0	640,000	259,000
Issuance of stock															1,045		13,830	8,474																			0	8,053	6,356																			1,045	0	0																			0	5,777	2,118																			0	0	0																			0	0	0
Conversion of convertible securities (in shares)																																			96,000	60,000
Conversion of convertible securities													1,123	171																					1,216	569																				0	0																				(93)	(398)																				0	0																				0	0
Exercise of stock options (in shares)																							1,000
Exercise of stock options	23																						23																					0																					0																					0																					0
Amalgamation of 2037357 Ontario Inc.	(22)																						660																					(1,045)																					363																					0																					0
Amalgamation of 2037357 Ontario Inc., shares																							44,000
Cumulative translation adjustment	(219)																						0																					0																					0																					(219)																					0
Net (loss) income	(6,872)																						0																					0																					0																					0																					(6,872)
Ending Balance at Jun. 30, 2004	20,454																						33,603																					0																					21,117																					(149)																					(34,117)
Ending Balance (in shares) at Jun. 30, 2004																							1,993,000
Cost related to SEC registration	(493)																						(493)																					0																					0																					0																					0
Stock options issued											39										604												0									0												0									0												39									604												0									0												0									0
Stock Issued for Acquisitions (in shares)																																											37,000
Stock Issued for Acquisitions																						1,252																					1,252																					0																					0																					0																					0
Cumulative translation adjustment	1,392																						0																					0																					0																					1,392																					0
Net (loss) income	(6,594)																						0																					0																					0																					0																					(6,594)
Ending Balance at Dec. 31, 2004	16,654																						34,362																					0																					21,760																					1,243																					(40,711)
Ending Balance (in shares) at Dec. 31, 2004																							2,030,000
Financing costs (in shares)																							0
Financing costs	(141)																						(141)																					0																					0																					0																					0
Stock options issued											276																						0																					0																					276																					0																					0
Issuance of stock (in shares)																																								337,000
Issuance of stock																			8,134																					7,060																					0																					1,074																					0																					0
Exercise of stock options (in shares)																							1,000
Exercise of stock options	25																						25																					0																					0																					0																					0
Net (loss) income	(13,871)																						0																					0																					0																					0																					(13,871)
Ending Balance at Dec. 31, 2005	11,077																						41,306																					0																					23,110																					1,243																					(54,582)
Ending Balance (in shares) at Dec. 31, 2005																							2,368,000
Stock options issued											100										491												0									0												0									0												100									491												0									0												0									0
Issuance of stock (in shares)																																									431,000
Issuance of stock																				6,040																					5,218																					0																					822																					0																					0
Net (loss) income	(16,440)																						0																					0																					0																					0																					(16,440)
Ending Balance at Dec. 31, 2006	1,268																						46,524																					0																					24,523																					1,243																					(71,022)
Ending Balance (in shares) at Dec. 31, 2006																							2,799,000
Exercise of warrants (in shares)																							116,000
Exercise of warrants	694																						563																					0																					131																					0																					0
Stock options issued											59										2,263												0									0												0									0												59									2,263												0									0												0									0
Issuance of stock (in shares)																								4,209,000
Issuance of stock		23,221																						17,842																					0																					5,379																					0																					0
Net (loss) income	(13,357)																						0																					0																					0																					0																					(13,357)
Ending Balance at Dec. 31, 2007	14,148																						64,929																					0																					32,355																					1,243																					(84,379)
Ending Balance (in shares) at Dec. 31, 2007																							7,124,000
Stock options issued											88										2,417												0									0												0									0												88									2,417												0									0												0									0
Net (loss) income	(13,600)																						0																					0																					0																					0																					(13,600)
Ending Balance at Dec. 31, 2008	3,053																						64,929																					0																					34,860																					1,243																					(97,979)
Ending Balance (in shares) at Dec. 31, 2008																							7,124,000
Stock options issued											10										355												0									0												0									0												10									355												0									0												0									0
Net (loss) income	(3,012)																						0																					0																					0																					0																					(3,012)
Ending Balance at Dec. 31, 2009	406																						64,929																					0																					35,225																					1,243																					(100,991)
Ending Balance (in shares) at Dec. 31, 2009																							7,124
Stock options issued											53										2,439												0									0												0									0				(100,991)								53									2,439																					0																					0
Issuance of stock (in shares)																									13,337
Issuance of stock																									0																					0																					0																					0																					0
Net (loss) income	(5,163)																						0																					0																					0																					0																					(7,824)
Ending Balance at Dec. 31, 2010	(4,924)																						64,929																					0																					37,717																					1,243																					(108,815)
Ending Balance (in shares) at Dec. 31, 2010																							20,461,000
Stock options issued											20										129												0									0												0									0												20									129												0									0												0									0
Issuance of stock (in shares)																															4,697,000
Issuance of stock									(28)																						1,023																					0																					199																					0																					(1,250)
Net (loss) income	4,685																						0																					0																					0																					0																					4,685
Ending Balance at Dec. 31, 2011	(120)																						65,952																					0																					38,065																					1,243																					(105,380)
Ending Balance (in shares) at Dec. 31, 2011																							25,158
Stock options issued											152										2,439												0									0												0									0												152									174												0									0												0									0
Issuance of stock			0																		174
Net (loss) income	(5,163)																						0																																										38,065																																										(5,163)
Ending Balance at Dec. 31, 2012	$ (4,957)																						$ 65,952																					$ 0																					$ 37,717																					$ 1,243																					$ (110,543)
Ending Balance (in shares) at Dec. 31, 2012																							25,158